INTEREST EXPENSES	12 Months Ended
Dec. 31, 2011
INTEREST EXPENSES
INTEREST EXPENSES

25.                    INTEREST EXPENSES

Interest expenses consist of the following:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Interest on short-term loans	16,941	21,434	23,704	3,767
Interest on bills payable	1,011	7,552	15,923	2,530
Interest related to unrecognized tax benefits, income tax payable and other taxes payable	12,728	20,909	16,971	2,696
Bank charges	2,608	3,937	4,962	788

	33,288	53,832	61,560	9,781